Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax charge/(credit)
Current year	£ 1,045	£ 1,417	£ 1,255
Adjustments in respect of prior years	(444)	317	31
Total	601	1,734	1,286
Deferred tax charge/(credit)
Current year	235	(352)	(830)
Adjustments in respect of prior years	203	(244)	148
Total	438	(596)	(682)
Tax charge	£ 1,039	£ 1,138	£ 604